Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
Schedule of plan's investments at fair value on a recurring basis

Below are the Plan’s investments at fair value on a recurring basis by the fair value hierarchy levels described above:

	Assets at Fair Value at December 31, 2025
	Level 1	Level 2	Total
Mutual funds	$3,949,176	$—	$3,949,176
Self-directed brokerage account	3,594,939	259,606	3,854,545
Common stock	11,308,083	—	11,308,083
Collective trusts measured at NAV	—	—	297,129,528
Total Investments	$18,852,198	$259,606	$316,241,332

	Assets at Fair Value at December 31, 2024
	Level 1	Level 2	Total
Mutual funds	$4,681,752	$—	$4,681,752
Self-directed brokerage account	2,831,772	363,231	3,195,003
Common stock	13,629,295	—	13,629,295
Collective trust measured at NAV	—	—	250,012,620
Total Investments	$21,142,819	$363,231	$271,518,670